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   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 13, 2002

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]   Pre-Effective Amendment No. ____________    [ ]   Post-Effective Amendment
                                No. ____________

                             JANUS INVESTMENT FUND
               (Exact Name of Registrant as Specified in Charter)

                100 FILLMORE STREET, DENVER, COLORADO 80206-4928
                    (Address of Principal Executive Offices)

                                  303-333-3863
   (Registrant's Telephone Number, Including Area Code and Telephone Number)

                              KELLEY ABBOTT HOWES
                             JANUS INVESTMENT FUND
                100 FILLMORE STREET, DENVER, COLORADO 80206-4928
                    (Name and Address of Agent for Service)

            COPY TO: GEOFFREY R.T. KENYON, ESQ., GOODWIN PROCTER LLP
                          Exchange Place, Boston, Massachusetts 02109

                             ---------------------

                 Approximate Date of Proposed Public Offering:

  As soon as practicable after this Registration Statement becomes effective.

     No filing fee is required because an indefinite number of shares of beneficial interest, $.01 par value, of the Registrant have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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

                             JANUS INVESTMENT FUND

                CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

     This Registration Statement consists of the following papers and documents:

        Cover Sheet
        Table of Contents
        Janus Fund
         Part A -- Prospectus/Information Statement
         Part B -- Statement of Additional Information
         Part C -- Other Information
        Signature Page
        Exhibits

                                  [JANUS LOGO]

                                                                          [Date]

Dear Shareholder:

     This letter is a follow-up to my note to you dated December 13, 2002. At that time, I informed you of that the funds' trustees approved the combination of Janus Fund 2 with Janus Fund. With the reopening of Janus Fund to new investors, we feel it is in shareholders' best interests to eliminate redundancy in our fund lineup and focus our resources on one fund, instead of two with very similar investment objectives.

     At the close of business on February [27], 2003, Janus Fund 2 will transfer its assets to Janus Fund. Each Janus Fund 2 shareholder will receive the number of shares of Janus Fund equal in value to his or her shares of Janus Fund 2 as of the date of the transaction. We have enclosed a Prospectus/Information Statement which describes the transaction in detail.

     As a shareholder of Janus Fund, you will be investing in a fund with comparable objectives as Janus Fund 2. We also expect that the combined fund will provide you with the benefits of lower fund operating expenses.

     The transaction will not require any action on your part. Your assets will automatically be invested in Janus Fund as of the closing date. We believe Janus Fund will continue to play an important role in your investment portfolio. However, if you do not want to have your assets transferred to Janus Fund, please contact Janus to discuss alternatives no later than February XX, 2003. (If we do not service your account directly, contact your financial institution.) You are a valued investor and, above all, we want you to be comfortable with your investment options.

     Thank you for your investment and your continued trust.

                                          Sincerely,

                                          MARK WHISTON
                                          CEO-elect
                                          Janus Capital Management Inc.

                             JANUS INVESTMENT FUND
                100 FILLMORE STREET, DENVER, COLORADO 80206-4928

                        PROSPECTUS/INFORMATION STATEMENT

     This Prospectus/Information Statement is being furnished to shareholders of Janus Fund 2 in connection with an Agreement and Plan of Reorganization (the "Plan"). Under the Plan, shareholders of Janus Fund 2 will receive shares of Janus Fund equal in total value to their holdings in Janus Fund 2 as of the closing date of the reorganization (the "Reorganization"). After the Reorganization is complete, Janus Fund 2 will be dissolved. The Reorganization is expected to be effective on or about [February 27, 2003].

     The Board of Trustees of Janus Investment Fund (the "Trust") determined that the shareholders of Janus Fund 2 will benefit by becoming shareholders of Janus Fund because the funds share similar objectives and investment strategies and the larger combined fund should have lower operating expenses than Janus Fund 2 would have if it continued to operate as a stand-alone fund. The Board of Trustees was also advised by legal counsel that the Reorganization will be treated as a tax-free transaction for Janus Fund 2 and its shareholders. Shareholders of Janus Fund 2 are not being asked to vote on the Plan or approve the reorganization.

     Janus Fund and Janus Fund 2 are series of the Trust, a Massachusetts business trust registered as an open-end, diversified management investment company consisting of 26 separate series. Janus Capital Management LLC ("Janus") serves as the investment adviser to both of the Funds. The investment objective of both Janus Fund and Janus Fund 2 is to seek long-term growth of capital in a manner consistent with the preservation of capital.

     This Prospectus/Information Statement, which you should read carefully and retain for future reference, sets forth concisely the information that you should know about Janus Fund, Janus Fund 2, and the transactions contemplated by the Plan. Copies of the Prospectus for Janus Fund, dated February 25, 2002, and Janus Fund's most recent Annual Report to Shareholders are included with this Prospectus/Information Statement and are incorporated by reference.

     A Statement of Additional Information, dated           relating to the
proposed transactions described in this Prospectus/Information Statement has been filed with the SEC and is incorporated by reference in this Prospectus/Information Statement. Additional information relating to the funds and the Trust is contained in the Trust's Statement of Additional Information with respect to several of its closed funds, including Janus Fund, dated February 25, 2002, the Trust's Statement of Additional Information with respect to several of its open funds, including Janus Fund 2, dated February 25, 2002, Janus Fund 2's Prospectus dated February 25, 2002 and Janus Fund 2's Annual Report to Shareholders dated October 31, 2002, each of which has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a free copy of these documents by calling Janus at 1-800-525-3713.

     The SEC maintains a web site (http://www.sec.gov) that contains the
Statement of Additional Information dated           and other material
incorporated by reference, together with other information regarding Janus Fund and Janus Fund 2.

     WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Prospectus/Information Statement is           , 200 .

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SYNOPSIS....................................................    1
  The Reorganization........................................    1
  Investment Objectives And Policies........................    1
  Fees And Expenses.........................................    2
  Purchases/Redemptions/Exchanges...........................    2
  Dividends And Other Distributions.........................    3
PRINCIPAL RISK FACTORS......................................    3
THE REORGANIZATION..........................................    4
  The Plan..................................................    4
  Reasons for the Reorganization............................    5
  Federal Income Tax Consequences...........................    5
  Description of the Securities to be Issued................    6
  Capitalization............................................    7
SHARE OWNERSHIP.............................................    7
  Five Percent Holders......................................    7
  Shares Held by Officers and Trustees......................    7
PART B STATEMENT OF ADDITIONAL INFORMATION..................  B-1
PART C OTHER INFORMATION....................................  C-1
  ITEM 15. INDEMNIFICATION..................................  C-1
  ITEM 16. EXHIBITS.........................................  C-1
  ITEM 17. UNDERTAKINGS.....................................  C-5
SIGNATURES..................................................  C-6

Appendix A  Agreement and Plan of Reorganization............  A-1

                                   JANUS FUND
                100 FILLMORE STREET, DENVER, COLORADO 80206-4928

                        PROSPECTUS/INFORMATION STATEMENT

                        DATED           , 200

                                    SYNOPSIS

THE REORGANIZATION

     At a meeting held on December 10, 2002, the Board of Trustees of the Trust unanimously approved the Plan. The Board of Trustees concluded that the Reorganization is in the best interests of the shareholders of both Janus Fund 2 and Janus Fund, and that interests of shareholders of the two funds will not be diluted as a result of the transaction.

     Under the Plan, Janus Fund 2 will transfer substantially all of its assets to Janus Fund, and shareholders in Janus Fund 2 will receive shares of Janus Fund in exchange for their shares of Janus Fund 2. Each Janus Fund 2 shareholder will receive full and fractional shares of Janus Fund equal in value to the total value of his or her shares of Janus Fund 2 as of the closing date of the reorganization, which is expected to be [February 27, 2003].

     According to the specific terms of the Plan, Janus Fund 2 will transfer all of its assets to Janus Fund in exchange for shares of Janus Fund and Janus Fund's assumption of all known liabilities of Janus Fund 2. Janus Fund 2 will then distribute these shares of Janus Fund to its shareholders in exchange for their shares of Janus Fund 2, and Janus Fund 2 will be dissolved. Immediately after the Reorganization, each person who held shares in Janus Fund 2 will hold shares in Janus Fund with exactly the same total value. The Plan provides that Janus will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Information Statement.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions (which may not be waived) are the receipt by each fund of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to Janus Fund 2 and its shareholders.

     This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached as Appendix A.

  INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of both Janus Fund and Janus Fund 2 is to seek long-term growth of capital in a manner consistent with the preservation of capital. Both funds apply a "bottom up" approach in choosing investments. In other words, their portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and consistent with the Fund's investment policies. If the portfolio manager is unable to find such investments, a significant portion of the fund's assets may be in cash or similar investments. Both funds invest primarily in common stocks selected for their growth potential. Although Janus Fund can invest in companies of any size, it generally invests in larger, more established companies. [Janus Fund 2 may also invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.]

     Both funds have identical investment restrictions. For example, each fund will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

  FEES AND EXPENSES

     This table discloses the fees and expenses that you may pay if you buy and hold shares of either fund. As shown by this table, there are no transaction charges when you buy or sell shares of either fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE PAYABLE IN CONNECTION WITH THE REORGANIZATION.

           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Sales Charge Imposed on Purchases...........................   None
Sales Charge Imposed on Reinvested Dividends................   None
Deferred Sales Charges......................................   None
Redemption Fees.............................................   None
Exchange Fees...............................................   None
Maximum Account Fee.........................................   None

     Set forth below is a comparison of each Fund's operating expenses for the fiscal year ended October 31, 2002. The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

  ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                            MANAGEMENT   12B-1    OTHER     TOTAL OPERATING
JANUS INVESTMENT FUND                          FEES      FEES    EXPENSES      EXPENSES
---------------------                       ----------   -----   --------   ---------------
Janus Fund................................     .65%      None      .20%           .85%
Janus Fund 2..............................     .65%      None      .46%          1.11%
Pro Forma Combined........................     .65%      None      .20%           .85%

     Total Operating Expenses for each Fund are based upon current management fees for the Fund. "Other Expenses" are based on each Fund's expenses for the past fiscal year.

  EXAMPLE

     To illustrate the effect of Operating Expenses, assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

JANUS INVESTMENT FUND                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------                                 ------   -------   -------   --------
Janus Fund..........................................   $ 87     $271      $471      $1,049
Janus Fund 2........................................   $113     $353      $612      $1,352
Pro Forma Combined..................................   $ 87     $271      $471      $1,049

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

  PURCHASES/REDEMPTIONS/EXCHANGES

     Procedures to purchase, redeem and exchange shares of each of Janus Fund and Janus Fund 2 are identical. Shareholders should refer to the "Shareholder's Manual" section of the prospectus for Janus Fund dated February 25, 2002, and the prospectus for Janus Fund 2 dated February 25, 2002.

  DIVIDENDS AND OTHER DISTRIBUTIONS

     Janus Fund and Janus Fund 2 each pays net investment income dividends annually. Each fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax on the funds.

                             PRINCIPAL RISK FACTORS

     Janus Fund has substantially the same risk factors as Janus Fund 2. These risk factors are summarized below.

     Stock Market Risk. Each fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the share price of the funds may also decrease. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations.

     Industry Risk. Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each fund may have significant exposure to multiple companies in a particular industry.

     Foreign Investing Risk. Each fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Fund's performance may depend on issues other than the performance of a particular company. These issues include:

     - Currency Risk. As long as a fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

     - Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a fund's assets from that country.

     - Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

     - Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets there may not be protection against failure by other parties to complete transactions.

     - Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     Bond Risk. Each fund may invest in high-yield/high-risk bonds (or "junk" bonds), which are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk, or the ability of the issuer to meet interest and principal payments, than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer.

     Hedging Risk. Each fund may use futures, options, swaps and other derivative instruments to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. Each fund may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. Each fund's performance could be worse than if the fund had not used such instruments if the portfolio manager's judgment proves incorrect.

     Emerging Companies Risk. Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                               THE REORGANIZATION

THE PLAN

     The terms and conditions under which the Reorganization will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Information Statement.

     The Plan contemplates (i) Janus Fund's acquiring substantially all of the assets of Janus Fund 2 in exchange solely for shares of Janus Fund and the assumption by Janus Fund of all of Janus Fund 2's known liabilities, if any, as of the closing date, and (ii) the distribution on the closing date of such shares to the shareholders of Janus Fund 2.

     The value of Janus Fund 2's assets to be acquired and the amount of its liabilities to be assumed by Janus Fund and the net asset value of a share of Janus Fund 2 will be determined as of the close of regular trading on the NYSE on the closing date and will be determined in accordance with the valuation procedures described in the then-current Janus Fund Prospectus and SAI. When market quotations are not readily available, or events or circumstances that may effect the value of portfolio securities are identified between the closing of their principal markets and the time the net asset value (NAV) is determined, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. The Plan provides that Janus will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Information Statement. The closing date is expected to be on or about [February 27, 2003].

     As soon as practicable after the closing date, Janus Fund 2 will distribute pro rata to its shareholders of record the shares of Janus Fund it receives in the Reorganization, so that each shareholder of Janus Fund 2 will receive a number of full and fractional shares of Janus Fund equal in value to his or her holdings in Janus Fund 2. Janus Fund 2 will be dissolved soon thereafter. Such distribution will be accomplished by opening accounts on the books of Janus Fund in the names of Janus Fund 2 shareholders and by transferring thereto the shares of Janus Fund previously credited to the account of Janus Fund 2 on those books. Each shareholder account shall be credited with the pro rata number of Janus Fund's shares due to that shareholder. Accordingly, immediately after the Reorganization, each former shareholder of Janus Fund 2 will own shares of Janus Fund that will be equal to the value of that shareholder's shares of Janus Fund 2 immediately prior to the Reorganization. Any special options (for example, automatic investment, automatic withdrawal and systematic exchange plans on current Janus Fund 2 shareholder accounts) will automatically transfer to the new accounts.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. For instance, the Plan may be terminated and the Reorganization abandoned at any time prior to the closing date by the Trust's Board of Trustees if it determines that the Reorganization would disadvantage either fund. The Trust's officers may change or postpone the closing date.

REASONS FOR THE REORGANIZATION

     On [     ] the Board of Trustees of the Trust voted to close Janus Fund to new shareholders. At that time, Janus Fund had been experiencing an extraordinary level of net subscriptions and the Trustees concluded that continued growth at a comparable rate would not be in the interests of existing
shareholders of Janus Fund. On [     ] the Trustees created Janus Fund 2 to
offer a fund with comparable investment characteristics to investors who were precluded from investing in Janus Fund. Not long after the creation of Janus Fund 2, market conditions changed and Janus 2 has remained a relatively small fund. Although Janus Fund 2 has the same management fee as Janus Fund and neither charges a 12b-1 fee, Janus Fund's total expense ratio has been lower than Janus Fund 2's because its fixed costs were spread over a much larger asset base. For example, during the fiscal year ended October 31, 2002 Janus Fund's total expense ratio was .85% as compared with 1.11% for Janus Fund 2.

     At a meeting held on December 10, 2002, the Board of Trustees of the Trust [unanimously] determined that the Reorganization is in the best interests of the shareholders of Janus Fund 2 and Janus Fund, and that the interests of shareholders of Janus Fund 2 and Janus Fund, respectively, will not be diluted as a result of the Reorganization.

     In approving the Reorganization, the Board of Trustees of the Trust considered a number of factors, including the following:

          (1) Janus Fund and Janus Fund 2 have identical investment restrictions and share similar objectives and investment strategies;

          (2) the historical expense ratio of Janus Fund 2 is higher than the historical expense ratio of Janus Fund;

          (3) the Reorganization will permit fixed costs to be spread over a larger asset base, which over time may result in a slight decrease in the operating expenses of Janus Fund; and

          (4) the Reorganization will be treated as a tax-free transaction to Janus Fund 2 and its shareholders.

     The Board of Trustees also considered alternatives to the Reorganization, such as liquidating Janus Fund 2 or maintaining the status quo, and concluded that the Reorganization will produce a better result for all parties. In this regard, the Boards of Trustees recognized that Janus will also benefit from the Reorganization as a result of a reduction in its costs associated with operating Janus Fund 2.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the Reorganization, the Trust will receive a legal opinion from Goodwin Procter LLP, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

     - the transfer of all or substantially all of the assets of Janus Fund 2 solely in exchange for Janus Fund shares and the assumption by Janus Fund of all known liabilities of Janus Fund 2, and the distribution of such shares to the shareholders of Janus Fund 2, will constitute a "reorganization" within the meaning of Section 368(a) of the Code; Janus Fund and Janus Fund 2 will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     - no gain or loss will be recognized by Janus Fund 2 on the transfer of the assets of Janus Fund 2 to Janus Fund in exchange for Janus Fund shares and the assumption by Janus Fund of all known liabilities of Janus Fund 2 or upon the distribution of Janus Fund shares to Janus Fund 2 shareholders in exchange for their shares of Janus Fund 2;

     - the tax basis of Janus Fund 2's assets acquired by Janus Fund will be the same to Janus Fund as the tax basis of such assets to Janus Fund 2 immediately prior to the reorganization, and the holding period of the assets of Janus Fund 2 in the hands of Janus Fund will include the period during which those assets were held by Janus Fund 2;

     - no gain or loss will be recognized by Janus Fund upon the receipt of the assets of Janus Fund 2 solely in exchange for Janus Fund shares and the assumption by Janus Fund of all known liabilities of Janus Fund 2;

     - no gain or loss will be recognized by shareholders of Janus Fund 2 upon the receipt of Janus Fund shares by such shareholders, provided such shareholders receive solely Janus Fund shares (including fractional shares) in exchange for their Janus Fund 2 shares; and

     - the aggregate tax basis of Janus Fund shares, including any fractional shares, received by each shareholder of Janus Fund 2 pursuant to the reorganization will be the same as the aggregate tax basis of Janus Fund 2 shares held by such shareholder immediately prior to the reorganization, and the holding period of Janus Fund shares, including fractional shares, to be received by each shareholder of Janus Fund 2 will include the period during which Janus Fund 2 shares exchanged therefor were held by such shareholder (provided that Janus Fund 2 shares were held as a capital asset on the date of the reorganization).

     The receipt of such an opinion is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of Janus Fund 2 in exchange for Janus Fund shares and the assumption by Janus Fund of all known liabilities of Janus Fund 2 do not constitute a tax-free reorganization, each Janus Fund 2 shareholder generally will recognize gain or loss equal to the difference between the value of Janus Fund shares such shareholder acquires and the tax basis of such shareholder's Janus Fund 2 shares.

     Shareholders of the funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the funds should also consult tax advisers as to state and local tax consequences, if any, of the Reorganization.

     As of October 31, 2002, Janus Fund 2 and Janus Fund had unutilized capital loss carryovers of approximately $270 million and $9,671 million, respectively. The final amount of unutilized capital loss carryovers for each Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carryovers may in part be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of Janus Fund. As a result, some or all of the capital loss carryovers may expire unutilized. The Board of Directors of Janus Fund and the Board of Directors of Janus Fund 2 took this factor into account in concluding that the proposed Reorganization would be in the best interests of the Funds and their shareholders.

     JANUS FUND 2 MAY SELL SECURITIES BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION. AFTER THE CLOSING, JANUS FUND MAY DISPOSE OF CERTAIN SECURITIES RECEIVED BY IT FROM JANUS FUND 2. SUCH SALES MAY RESULT IN TRANSACTION COSTS AND CAPITAL GAINS (OR LOSSES). THE FUNDS EXPECT CAPITAL GAINS (IF ANY) TO BE INSIGNIFICANT. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust is registered with the SEC as an open-end management investment company. The Trust is authorized to issue shares of beneficial interest in separate portfolios. Each share of Janus Fund represent an equal proportionate interest in Janus Fund with every other share and is entitled to such dividends and distributions out of the net income and capital gains belonging to Janus Fund when declared by the Trustees. In the event Janus

Fund were to be liquidated in the future, shareholders would be entitled to share pro rata in the net assets belonging to Janus Fund available for distribution. Shares of Janus Fund have identical voting, dividend, redemption, liquidation, and other rights. When issued, each share is fully paid and nonassessable by the Trust, has no preemptive or subscription rights, and is fully transferable. There are no conversion rights.

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the funds. However, special meetings may be called for a specific fund or for the Trust as a whole for purposes such as electing or removing Trustees, terminating or reorganizing the Trust, changing fundamental policies, or for any other purpose requiring a shareholder vote under the 1940 Act. Separate votes are taken by each fund only if a matter affects or requires the vote of only that fund or that fund's interest in the matter differs from the interest of other portfolios of the Trust. Shareholders are entitled to one vote for each share owned.

     Under Massachusetts law, shareholders of the funds could, under certain circumstances, be held liable for the obligations of their fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the funds for all losses and expenses of any fund shareholder held liable for the obligations of their fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the funds is limited to circumstances in which their fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the funds to avoid, to the extent possible, liability of shareholders for liabilities of their fund.

CAPITALIZATION

     The following table shows the capitalization of Janus Fund 2 and Janus Fund as of October 31, 2002, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

                                                   PRO FORMA                   JANUS
                                                   COMBINED     JANUS FUND     FUND 2
                                                  -----------   -----------   --------
Net Assets (000)................................  $16,540,547   $16,320,421   $220,126
Net Asset Value per share.......................  $     18.39   $     18.39   $   4.97
Shares Outstanding (000)........................      899,367       887,397     44,297

     Information about Janus Fund is incorporated by reference to the prospectus of Janus Fund, dated February 25, 2002 and its Statement of Additional Information, dated February 25, 2002. Information about Janus Fund 2 is incorporated by reference to the prospectus of Janus Fund, dated February 25, 2002 and its Statement of Additional Information, dated February 25, 2002.

                                SHARE OWNERSHIP

FIVE PERCENT HOLDERS

     [At October 31, 2002, there was no person who was known by the Trust to own beneficially or of record 5% or more of either fund's outstanding shares.]

SHARES HELD BY OFFICERS AND TRUSTEES

     [At October 31, 2002, the Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.]

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this      day of December, 2002, by and between Janus Investment Fund, a
Massachusetts business trust (the "Trust"), on behalf of the Janus Fund 2 series of the Trust (the "Predecessor Fund"), and the Janus Fund series of the Trust (the "Successor Fund").

     All references in this Agreement to action taken by the Predecessor Fund or the Successor Fund shall be deemed to refer to action taken by the Trust on behalf of the respective portfolio series.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by the Predecessor Fund of all or substantially all of its assets to the Successor Fund, in exchange solely for shares of beneficial interest in the Successor Fund ("New Shares") having a net asset value equal to the net asset value of the Predecessor Fund, the assumption by the Successor Fund of all the liabilities of the Predecessor Fund, and the distribution of the New Shares to the shareholders of the Predecessor Fund in complete liquidation of the Predecessor Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interest of the Predecessor Fund and the Successor Fund, respectively, that the assets of the Predecessor Fund be acquired by the Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the Commonwealth of Massachusetts and that the interests of existing shareholders will not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  Plan of Reorganization

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust shall (i) transfer all or substantially all of the assets of the Predecessor Fund, as set forth in paragraph 1.2, to the Successor Fund, (ii) cause the Successor Fund to deliver to the Trust a number of full and fractional New Shares of the Successor Fund equal to the number of shares of the Predecessor Fund as of the time and date set forth in Article 2 and (iii) assume all the liabilities of the Predecessor Fund, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the "Closing").

     1.2 The assets of the Predecessor Fund to be acquired by the Successor Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable which are owned by the Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund on the closing date provided in paragraph 2.1 (the "Closing Date"). All liabilities, expenses, costs, charges and reserves of the Predecessor Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the Successor Fund and may be enforced against the Successor Fund to the same extent as if the same had been incurred by the Successor Fund.

     1.3 The Predecessor Fund will distribute pro rata to its shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the corresponding New Shares received by the Trust pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of the New Shares then credited to the accounts of the Predecessor Fund on the books of the Successor Fund to open accounts on the share records of the Successor Fund in the names of the Current Shareholders and representing the respective pro rata number of the New Shares of the corresponding class due such shareholders. All issued and outstanding shares of the Predecessor Fund will simultaneously be canceled on the books of the Trust. The Successor Fund shall not issue certificates representing the New Shares in connection with such exchange. Ownership of New Shares will be shown on the books of the Trust's transfer agent. As soon as practicable after the Closing, the Trust shall take all steps necessary to effect a complete liquidation of the Predecessor Fund.

2.  Closing and Closing Date

     2.1 The Closing Date shall be [February 27, 2003], or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, or at such other time and/or place as the parties may agree.

     2.2 The Trust shall cause Janus Services LLC (the "Transfer Agent"), transfer agent of the Predecessor Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of the Predecessor Fund owned by each such shareholder immediately prior to the Closing. The Successor Fund shall issue and deliver a confirmation evidencing the New Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Trust that such New Shares have been credited to the accounts of the Predecessor Fund on the books of the Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.  Representations and Warranties

     3.1 The Trust, on behalf of the Predecessor Fund, hereby represents and warrants to the Successor Fund as follows:

          (i) the Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

          (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Fund;

          (iii) the execution and delivery of this Agreement on behalf of the Predecessor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Predecessor Fund (other than as contemplated in paragraph 4.1(vi)) are necessary to authorize this Agreement and the transactions contemplated hereby;

          (iv) this Agreement has been duly executed by the Trust on behalf of the Predecessor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

          (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund, nor the consummation by the Trust on behalf of the Predecessor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Declaration of Trust or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

          (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Predecessor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

     3.2 The Trust, on behalf of the Successor Fund, hereby represents and warrants to the Predecessor Fund as follows:

          (i) The Trust is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has full power and authority to conduct its business as presently conducted;

          (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Fund;

          (iii) the execution and delivery of this Agreement on behalf of the Successor Fund and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Successor Fund are necessary to authorize this Agreement and the transactions contemplated hereby;

          (iv) this Agreement has been duly executed by the Trust on behalf of the Successor Fund and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

          (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund, nor the consummation by the Trust on behalf of the Successor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Declaration of Trust or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound; and

          (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Successor Fund or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing.

4.  Conditions Precedent

     4.1 The obligations of the Trust on behalf of each of the Predecessor Fund and the Successor Fund to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

          (i) The Trust shall have filed with the Securities and Exchange Commission (the "Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "Securities Act") and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust to be necessary and appropriate to effect the registration of the New Shares (the "Registration Statement"), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

          (ii) The applicable New Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

          (iii) All representations and warranties of the Trust on behalf of the Predecessor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Successor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Predecessor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Successor Fund;

          (iv) All representations and warranties of the Trust on behalf of the Successor Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Predecessor Fund shall have received a certificate of an officer of the Trust acting on behalf of the Successor Fund to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Predecessor Fund;

          (v) The Trust on behalf of each of the Predecessor Fund and the Successor Fund shall have received an opinion from Goodwin Procter LLP regarding certain tax matters in connection with the Reorganization.

5.  Expenses

     All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by Janus Capital.

6.  Entire Agreement

     The Trust agrees on behalf of each of the Predecessor Fund and the Successor Fund that this Agreement constitutes the entire agreement between the parties.

7.  Termination

     This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of the Trust, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable.

8.  Amendments

     This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

9.  Notices

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their principal place of business.

10.  Headings; Counterparts; Governing Law; Assignment; Limitation of Liability

     10.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     10.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

     10.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     10.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     10.5 It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Declaration of Trust of the Trust. The Trust is a series company with a single series and has entered into this Agreement on behalf of the Predecessor Fund and the Successor Fund.

     10.6 The sole remedy of a party hereto for a breach of any representation or warranty made in this Agreement by the other party shall be an election by the non-breaching party not to complete the transactions contemplated herein.

     IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

ATTEST                                             JANUS INVESTMENT FUND
For and on behalf of Janus Fund

Name:                                              By:
--------------------------------------------       --------------------------------------------
       Secretary                                   Name:
                                                   Title:

ATTEST                                             JANUS INVESTMENT FUND
For and on behalf of Janus Fund 2

Name:                                              By:
--------------------------------------------       --------------------------------------------
       Secretary                                   Name:
                                                   Title:

                                                                          PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                                  JANUS FUND 2
                                  a series of
                             Janus Investment Fund
                              100 Fillmore Street
                          Denver, Colorado 80206-4928

                        By and in Exchange for Shares of

                                   JANUS FUND
                                  a series of
                             Janus Investment Fund
                              100 Fillmore Street
                          Denver, Colorado 80206-4928

     This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets and all the liabilities of Janus Fund 2, a series of Janus Investment Fund, to Janus Fund, a series of Janus Investment Fund, in exchange for shares of Janus Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

          (1) the Statement of Additional Information of Janus Investment Fund with respect to several of its closed funds, including Janus Fund, dated February 25, 2002;

          (2) The Statement of Additional Information of Janus Investment Fund with respect to several of its open funds, including Janus Fund 2, dated February 25, 2002;

          (3) the Annual Report of Janus Fund for the year ended October 31, 2002; and

          (4) the Annual Report of Janus Fund 2 for the year ended October 31, 2002.

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy
Statement dated          , 200  . A copy of the Prospectus/Proxy Statement may
be obtained without charge by contacting Janus Capital Management LLC ("Janus"), at 100 Fillmore Street, Denver, Colorado 80206-4928 or by telephoning Janus toll free at 1-800-525-3713.

   The date of this Statement of Additional Information is           , 200  .

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Additional Information About Janus Fund and Janus Fund 2;...  B-2
Financial Statements........................................  B-2

            ADDITIONAL INFORMATION ABOUT JANUS FUND AND JANUS FUND 2

     This Statement of Additional Information is accompanied by the following documents which contain additional information about Janus Fund and Janus Fund 2 and which are incorporated by reference herein:

          1. The Statement of Additional Information dated February 25, 2002 of Janus Investment Fund with respect to several of its closed funds, including Janus Fund, as filed with the Securities and Exchange Commission on February 25, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000049);

          2. The Statement of Additional Information dated February 25, 2002 of Janus Investment Fund with respect to several of its open funds, including Janus Fund 2, as filed with the Securities and Exchange Commission on February 25, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000050);

          3. The Supplement, dated April 3, 2002, to the Statement of Additional Information dated February 25, 2002 of Janus Investment Fund, as filed with the Securities and Exchange Commission on April 3, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000070); and

          4. The Supplement, dated May 13, 2002, to the Statement of Additional Information dated February 25, 2002 of Janus Investment Fund, as filed with the Securities and Exchange Commission on May 13, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000083).

                              FINANCIAL STATEMENTS

     Historical financial information regarding Janus Fund and Janus Fund 2 is included in the following documents which accompany this Statement of Additional Information and which are incorporated by reference herein:

          1. The Statement of Additional Information dated February 25, 2002 of Janus Investment Fund, as filed with the Securities and Exchange Commission on February 25, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000049); and

          2. The Statement of Additional Information dated February 25, 2002 of Janus Investment Fund, as filed with the Securities and Exchange Commission on February 25, 2002 (Registration No. 002-34393, EDGAR accession number 0000277751-02-000050).

                                 MISCELLANEOUS

AVAILABLE INFORMATION

     The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

LEGAL MATTERS

     Certain legal matters in connection with the issuance of Janus Fund shares as part of the Reorganization will be passed upon by Goodwin Procter LLP, counsel to the Trust.

EXPERTS

     The audited financial statements of Janus Fund and Janus Fund 2, incorporated by reference in the Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon which are included in the Annual Reports to shareholders of Janus Fund and Janus Fund 2 for the fiscal year ended October 31, 2002. The financial statements of Janus Fund and Janus Fund 2 audited by PricewaterhouseCoopers LLP have been incorporated by reference in the Statement of Additional Information in reliance on their reports given on their authority as experts in auditing and accounting.

                                                                          PART C

                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     Article VI of Janus Investment Fund's Amended and Restated Agreement and Declaration of Trust provides for indemnification of certain persons acting on behalf of the Funds. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their Fund office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Funds also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Funds if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
 1(a)     Agreement and Declaration of Trust dated February 11, 1986, is incorporated herein by reference to Exhibit 1(a) to
          Post-Effective Amendment No. 79 to the Registration
          Statement on Form N-1A, filed on December 18, 1996 (File No.
          2-34393).
 1(b)     Form of Amendment to Registrant's Agreement and Declaration
          of Trust is incorporated herein by reference to Exhibit 1(s)
          to Post-Effective Amendment No. 75 to the Registration
          Statement on Form N-1A, filed on September 11, 1996 (File
          No. 2-34393).
 1(c)     Form of Amendment to the Registrant's Agreement and
          Declaration of Trust is incorporated herein by reference to
          Exhibit 1(n) to Post-Effective Amendment No. 81 to the
          Registration Statement on Form N-1A, filed on June 26, 1997
          (File No. 2-34393).
 1(d)     Amendment to Registrant's Agreement and Declaration of
          Trust, dated October 18, 2001, is incorporated herein by
          reference to Exhibit 1(bb) to Post-Effective Amendment No.
          102 to the Registration Statement on Form N-1A, filed on
          December 21, 2001 (File No. 2-34393).
 1(e)     Amended and Restated Agreement and Declaration of Trust,
          dated January 31, 2002, is incorporated herein by reference to Exhibit 1(cc) to Post Effective Amendment No. 103 to the
          Registration Statement on Form N-1A, filed on February 22,
          2002 (File No. 2-34293).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
 1(f)     Certificate of Establishment and Designation for Janus Fund
          2 is incorporated herein by reference to Exhibit 1(y) to
          Post-Effective Amendment No. 95 to the Registration
          Statement on Form N-1A, filed on September 13, 2000 (File
          No. 2-34393).
 2(a)     Restated Bylaws are incorporated herein by reference to
          Exhibit 2(a) to Post-Effective Amendment No. 71 to the
          Registration Statement on Form N-1A, filed on December 20,
          1995 (File No. 2-34393).
 2(b)     First Amendment to the Bylaws is incorporated herein by
          reference to Exhibit 2(b) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed on
          December 20, 1995 (File No. 2-34393).
 2(c)     Second Amendment to the Bylaws is incorporated herein by
          Reference to Exhibit 2(c) to Post-Effective Amendment No. 96
          to the Registration Statement on Form N-1A, filed on
          December 18, 2000 (File No. 2-34393).
 3        Not applicable.
 4        Agreement and Plan of Reorganization, dated December   ,
          2002, is filed herewith as Exhibit 4.
 5        Not applicable.
 6(a)     Investment Advisory Agreement for Janus Fund dated July 1,
          1997, is incorporated herein by reference to Exhibit 5(a) to
          Post-Effective Amendment No. 83 to the Registration
          Statement on Form N-1A, filed on December 15, 1997 (File No.
          2-34393).
 6(b)     Amendment dated January 31, 2000 to the Investment Advisory
          Agreement for Janus Fund dated July 1, 1997, is incorporated herein by reference to Exhibit 4(q) to Post-Effective
          Amendment No. 90 to the Registration Statement on Form N-1A,
          filed on January 31, 2000 (File No. 2-34393).
 6(c)     Form of Investment Advisory Agreement for Janus Fund 2 is
          incorporated herein by reference to Exhibit 4(gg) to
          Post-Effective Amendment No. 95 to the Registration
          Statement on Form N-1A, filed on September 13, 2000 (File
          No. 2-34393).
 7        Distribution Agreement between Janus Investment Fund and
          Janus Distributors, Inc., dated July 1, 1997, is
          incorporated herein by reference to Exhibit 6 to
          Post-Effective Amendment No. 83 to the Registration
          Statement on Form N-1A, filed on December 15, 1997 (File No.
          2-34393).
 8        Not applicable.
 9(a)     Custodian Contract between Janus Investment Fund and State
          Street Bank and Trust Company is incorporated herein by
          reference to Exhibit 8(a) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A, filed on
          December 18, 1996 (File No. 2-34393).
 9(b)     Amendment dated April 25, 1990, of State Street Bank and
          Trust Company Custodian Contract is incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A, filed on
          December 18, 1996 (File No. 2-34393).
 9(c)     Letter Agreement dated February 1, 1991, regarding State
          Street Bank and Trust Company Custodian Contract is
          incorporated herein by reference to Exhibit 8(c) to
          Post-Effective Amendment No. 79 to the Registration
          Statement on Form N-1A, filed on December 18, 1996 (File No.
          2-34393)
 9(d)     Letter Agreement dated October 9, 1992, regarding State
          Street Bank and Trust Company Custodian Agreement is
          incorporated herein by reference to Exhibit 8(e) to
          Post-Effective Amendment No. 81 to the Registration
          Statement on Form N-1A, filed on June 26, 1997 (File No.
          2-34393).
 9(e)     Letter Agreement dated April 28, 1993, regarding State
          Street Bank and Trust Company Custodian Agreement is
          incorporated herein by reference to Exhibit 8(f) to
          Post-Effective Amendment No. 81 to the Registration
          Statement on Form N-1A, filed on June 26, 1997 (File No.
          2-34393).
 9(f)     Letter Agreement dated April 4, 1994, regarding State Street
          Bank and Trust Company Custodian Agreement is incorporated herein by reference to Exhibit 8(g) to Post-Effective
          Amendment No. 81 to the Registration Statement on Form N-1A,
          filed on June 26, 1997 (File No. 2-34393).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
 9(g)     Letter Agreement dated December 12, 1995, regarding State
          Street Bank and Trust Company Custodian is incorporated
          herein by reference to Exhibit 8(i) to Post-Effective
          Amendment No. 72 to the Registration Statement on Form N-1A,
          filed on March 15, 1996 (File No. 2-34393).
 9(h)     Amendment dated October 11, 1995, of State Street Bank and
          Trust Company Custodian is incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 71 to the
          Registration Statement on Form N-1A, filed on December 20,
          1995 (File No. 2-34393).
 9(i)     Form of Amendment dated September 10, 1996, of State Street
          Bank and Trust Company Custodian is incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A, filed on
          September 11, 1996 (File No. 2-34393).
 9(j)     Letter Agreement dated September 10, 1996, regarding State
          Street Bank and Trust Company Custodian is incorporated
          herein by reference to Exhibit 8(l) to Post-Effective
          Amendment No. 75 to the Registration Statement on Form N-1A,
          filed on September 11, 1996 (File No. 2-34393).
 9(k)     Form of Subcustodian Contract between United Missouri Bank,
          N.A., and State Street Bank and Trust Company is
          incorporated herein by reference to Exhibit 8(m) to
          Post-Effective Amendment No. 75 to the Registration
          Statement on Form N-1A, filed on September 11, 1996 (File
          No. 2-34393).
 9(l)     Form of Letter Agreement dated September 9, 1997, regarding
          State Street Bank and Trust Company Custodian Contract is
          incorporated herein by reference to Exhibit 8(n) to
          Post-Effective Amendment No. 82 to the Registration
          Statement on Form N-1A, filed on September 16, 1997 (File
          No. 2-34393).
 9(m)     Form of Letter Agreement dated September 14, 1998, regarding
          State Street Bank and Trust Company Custodian is
          incorporated herein by reference to Exhibit 7(o) to
          Post-Effective Amendment No. 85 to the Registration
          Statement on Form N-1A, filed on September 10, 1998 (File
          No. 2-34393).
 9(n)     Letter Agreement dated September 14, 1999, regarding State
          Street Custodian Contract is incorporated herein by
          reference to Exhibit 7(p) to Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A, filed on
          November 15, 1999 (File No. 2-34393).
 9(o)     Form of Letter Agreement dated April 3, 2000, regarding
          State Street Custodian Contract is incorporated herein by
          reference to Exhibit 7(r) to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A, filed on March
          17, 2000 (File No. 2-34393).
 9(p)     Form of Letter Agreement dated September 26, 2000, regarding
          State Street Custodian Contract is incorporated herein by
          reference to Exhibit 7(s) to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, filed on
          September 13, 2000 (File No. 2-34393).
 9(q)     Amendment to State Street Bank and Trust Company Custodian
          Contract dated April 10, 2000 is incorporated herein by
          reference to Exhibit 7(t) to Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A, filed on
          December 18, 2000 (File No. 2-34393).
 9(r)     Foreign Custody Amendment to State Street Bank and Trust
          Company Custodian Contract dated December 5, 2000 is
          incorporated herein by reference to Exhibit 7(u) to
          Post-Effective Amendment No. 96 to the Registration
          Statement on Form N-1A, filed on December 18, 2000 (File No.
          2-34393).
 9(s)     Foreign Custody Manager Addendum to Global Custodial
          Services Agreement dated December 5, 2000 is incorporated
          herein by reference to Exhibit 7(v) to Post-Effective
          Amendment No. 96 to the Registration Statement on Form N-1A,
          filed on December 18, 2000 (File No. 2-34393).
 9(t)     Form of Amendment to State Street Bank and Trust Company
          Custodian Contract dated December 5, 2000 is incorporated
          herein by reference to Exhibit 7(w) to Post-Effective
          Amendment No. 96 to the Registration Statement on Form N-1A,
          filed on December 18, 2000 (File No. 2-34393).
 9(u)     Form of Amendment to State Street Bank and Trust Company
          Custodian Contract dated December 5, 2000 is incorporated
          herein by reference to Exhibit 7(x) to Post-Effective
          Amendment No. 96 to the Registration Statement on Form N-1A,
          filed on December 18, 2000 (File No. 2-34393).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
 9(v)     Form of Letter Agreement dated June 29, 2001, regarding
          State Street Bank and Trust Custodian Contract is
          incorporated herein by reference to Exhibit 7(y) to
          Post-Effective Amendment No. 98 to the Registration
          Statement on Form N-1A, filed on March 15, 2001 (File No.
          2-34393).
 9(w)     Form of Letter Agreement dated July 31, 2001 regarding State
          Street Bank and Trust Custodian Contract is incorporated
          herein by reference to Exhibit 7(z) to Post-Effective
          Amendment No. 99 to the Registration Statement on Form N-1A,
          filed on June 1, 2001 (File No. 2-34393).
 9(x)     Amendment to State Street Bank and Trust Company Custodian
          Contract dated June 15, 2001 is incorporated herein by
          reference to Exhibit 7(aa) to Post-Effective Amendment No.
          100 to the Registration Statement on Form N-1A, filed on
          July 31, 2001 (File No. 2-34393).
 9(y)     Amendment to State Street Bank and Trust Company Custodian
          Contract dated June 21, 1988 is incorporated herein by
          reference to Exhibit 7(bb) to Post-Effective Amendment No.
          103, filed on February 22, 2002 (File No. 2-34393).
10        Not applicable.
11        Form of opinion of Goodwin Procter LLP with respect to
          shares of Janus Fund is filed herewith as Exhibit 11.
12        Opinion of Goodwin Procter LLP with respect to tax matters.*
13(a)     Letter Agreement dated December 21, 1995, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 9(f) to
          Post-Effective Amendment No. 72 to the Registration
          Statement on Form N-1A, filed on March 15, 1996 (File No.
          2-34393).
13(b)     Letter Agreement dated May 21, 1996, regarding Janus Service
          Corporation Transfer Agency Agreement is incorporated by
          reference to Exhibit 9(g) to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A, filed on May 28,
          1996 (File No. 2-34393).
13(c)     Letter Agreement dated September 10, 1996, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 9(i) to
          Post-Effective Amendment No. 76 to the Registration
          Statement on Form N-1A, filed on September 23, 1996 (File
          No. 2-34393).
13(d)     Letter Agreement dated September 9, 1997, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 9(j) to
          Post-Effective Amendment No. 82 to the Registration
          Statement on Form N-1A, filed on September 16, 1997 (File
          No. 2-34393).
13(e)     Form of Letter Agreement dated September 14, 1998, regarding
          Janus Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(k) to
          Post-Effective Amendment No. 85 to the Registration
          Statement on Form N-1A, filed on September 10, 1998 (File
          No. 2-34393).
13(f)     Letter Agreement dated September 14, 1999, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(l) to
          Post-Effective Amendment No. 88 to the Registration
          Statement on Form N-1A, filed on November 15, 1999 (File No.
          2-34393).
13(g)     Form of Letter Agreement dated April 3, 2000, regarding
          Janus Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(m) to
          Post-Effective Amendment No. 92 to the Registration
          Statement on Form N-1A, filed on March 17, 2000 (File No.
          2-34393).
13(h)     Form of Letter Agreement dated September 26, 2000, regarding
          Janus Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(o) to
          Post-Effective Amendment No. 96 to the Registration
          Statement on Form N-1A, filed on December 18, 2000 (File No.
          2-34393).
13(i)     Letter Agreement dated March 13, 2001, regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(p) to
          Post-Effective Amendment No. 98 to the Registration
          Statement on Form N-1A, filed on March 15, 2001 (File No.
          2-34393).
13(j)     Form of Letter Agreement dated July 1, 2001 regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(q) to
          Post-Effective Amendment No. 99 to the Registration
          Statement on Form N-1A, filed on June 1, 2001 (File No.
          2-34393).

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
13(k)     Form of Letter Agreement dated July 31, 2001 regarding Janus
          Service Corporation Transfer Agency Agreement is
          incorporated herein by reference to Exhibit 8(r) to
          Post-Effective Amendment No. 99, filed on June 1, 2001 (File
          No. 2-34393).
14        Consent of PricewaterhouseCoopers LLP, independent
          accountants, is filed herewith as Exhibit 14.
15        Not applicable.
16        Powers of Attorney for Thomas H. Bailey, William F.
          McCalpin, John W. McCarter, Jr., Dennis B. Mullen, James T.
          Rothe, William D. Stewart and Martin H. Waldinger are filed herewith as Exhibit 16.
17        [Not applicable.]

---------------

* To be filed by amendment

ITEM 17.  UNDERTAKINGS

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Denver and State of Colorado, on the 13th day of December, 2002.

                                          JANUS INVESTMENT FUND

                                          By: /s/ LOREN M. STARR
                                            ------------------------------------
                                            Name:  Loren M. Starr
                                            Title:   President and Chief
                                              Executive Officer

     Janus Investment Fund is organized under an Amended and Restated Agreement and Declaration of Trust dated January 31, 2002, a copy of which is on file with the Secretary of State of The Commonwealth of Massachusetts. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Agreement and Declaration of Trust of the Registrant. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Declaration of Trust.

                               POWER OF ATTORNEY

     Each person whose signature appears below constitutes and appoints Loren M. Starr and Thomas A. Early, and each of them, as her or his true and lawful attorney-in-fact and agent, with full power of substitution, for her or him and in her or his name, place and stead, in any and all capacities to sign any or all amendments or post-effective amendments to this registration statement (or any registration statement for the same offering that is to be effective upon filing pursuant to Rule 462(b) under the Securities Act) and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent or her or his substitute may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

                    SIGNATURE                                     TITLE                      DATE
                    ---------                                     -----                      ----

                /s/ LOREN M. STARR                    President and Chief Executive    December 13, 2002
 ------------------------------------------------     Officer (Principal Executive
                  Loren M. Starr                                Officer)


               /s/ ANITA E. FALICIA                     Vice President and Chief       December 13, 2002
 ------------------------------------------------     Financial Officer (Principal
                 Anita E. Falicia                          Accounting Officer)


              /s/ THOMAS H. BAILEY*                       Chairman and Trustee         December 13, 2002
 ------------------------------------------------
                 Thomas H. Bailey

                    SIGNATURE                                     TITLE                      DATE
                    ---------                                     -----                      ----


             /s/ WILLIAM F. MCCALPIN*                            Trustee               December 13, 2002
 ------------------------------------------------
               William F. McCalpin


            /s/ JOHN W. MCCARTER, JR.*                           Trustee               December 13, 2002
 ------------------------------------------------
              John W. McCarter, Jr.


              /s/ DENNIS B. MULLEN*                              Trustee               December 13, 2002
 ------------------------------------------------
                 Dennis B. Mullen


               /s/ JAMES T. ROTHE*                               Trustee               December 13, 2002
 ------------------------------------------------
                  James T. Rothe


             /s/ WILLIAM D. STEWART*                             Trustee               December 13, 2002
 ------------------------------------------------
                William D. Stewart


             /s/ MARTIN H. WALDINGER*                            Trustee               December 13, 2002
 ------------------------------------------------
               Martin H. Waldinger


 *By:              /s/ THOMAS A. EARLY
        -----------------------------------------
                     Thomas A. Early
                     Attorney-in-Fact

                               INDEX TO EXHIBITS

EXHIBIT
NUMBER                           EXHIBIT TITLE
-------                          -------------
 4        Agreement and Plan of Reorganization, dated December   ,
          2002.
11        Form of opinion of Goodwin Procter LLP with respect to
          shares of Janus Fund.
12        Opinion of Goodwin Procter LLP with respect to tax matters.*
14        Consent of PricewaterhouseCoopers LLP, independent
          accountants.
16        Powers of Attorney for Thomas H. Bailey, William F.
          McCalpin, John W. McCarter, Jr., Dennis B. Mullen, James T.
          Rothe, William D. Stewart and Martin H. Waldinger.

---------------

* To be filed by amendment.